Goodwill and Other Intangible Assets - Changes During Period (Details 2) (USD $) In Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Changes in the carrying amount of goodwill [Abstract]
Balance at beginning of period	$ 48,856	$ 48,359	$ 48,854	$ 48,357
Changes during the period:
Business combinations	11	10	6	19
Dispositions	0	0	0	(19)
Other	15	(49)	22	(37)
Balance at March 31,	$ 48,882	$ 48,320	$ 48,882	$ 48,320